ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Other payable	$ 351,435	$ 364,285
Legal, financial and consulting	364,599	177,797
Research and development	432,183	608,429
Accounts Payable and Accrued Expenses	$ 1,148,217	$ 1,150,511